Deferred Credits and Other Noncurrent Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Credits And Other Noncurrent Liabilities [Abstract]
Summary of Deferred Credits and Other Noncurrent Liabilities

As at December 31, 2022 and 2021, this account consists of:

	2022	2021
		(in million pesos)
Contract liabilities and unearned revenues (Note 5)	7,615	3,558
Provision for asset retirement obligations	1,514	2,121
Accrual of capital expenditures under long-term financing	316	300
Others	56	105
	9,501	6,084

Summary of Changes to Provision for Asset Retirement Obligations

The following table summarizes the changes to provision for asset retirement obligations for the years ended December 31, 2022 and 2021:

	2022	2021
		(in million pesos)
Provision for asset retirement obligations at beginning of the year	2,121	2,000
Revaluation due to change in IBR	442	(102)
Capitalized to ROU assets during the year	65	239
Accretion expenses	54	65
Settlement of obligations and others	(1)	(19)
Reclassification to liabilities associated with assets classified as held-for-sale	(232)	—
Change in assumptions	(935)	(62)
Provision for asset retirement obligations at end of the year	1,514	2,121